UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3563

MONEY MARKET VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2009

Money Market Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS    9/30/09 (Unaudited)

Money Market Variable Account

Issuer	Shares/Par	Value ($)
CERTIFICATES OF DEPOSIT - 12.1%
Major Banks - 9.0%
BNP Paribas Finance, Inc., 0.25%, due 12/04/09	$1,100,000	$1,100,000
Credit Agricole S.A., 0.6%, due 5/18/10	1,100,000	1,100,000
Credit Suisse, NY, 0.82%, due 8/02/10	1,000,000	1,000,000

		$3,200,000

Other Banks & Diversified Financials - 3.1%
Nordea North America, Inc., 0.83%, due 7/15/10	$1,100,000	$1,100,000

Total Certificates of Deposit, at Amortized Cost and Value		$4,300,000

COMMERCIAL PAPER (y) - 51.9%
Automotive - 3.0%
Toyota Motor Credit Corp., 0.01%, due 10/01/09	$1,069,000	$1,069,000

Energy - Integrated - 3.0%
ConocoPhillips, 0.13%, due 10/05/09 (t)	$1,069,000	$1,068,985

Financial Institutions - 2.5%
General Electric Capital Corp., 0.16%, due 10/30/09	$891,000	$890,885

Food & Beverages - 1.1%
Nestle Capital Corp., 0.01%, due 10/01/09 (t)	$400,000	$400,000

Major Banks - 20.5%
Australia and New Zealand
Banking Group, 0.84%, due 6/25/10	$1,130,000	$1,122,960
BankAmerica Corp., 0.24%, due 12/23/09	800,000	799,557
CBA Finance, Inc., 0.31%, due 3/25/10	1,080,000	1,078,373
Goldman Sachs Group, Inc., 0.15%, due 10/01/09	1,000,000	1,000,000
JPMorgan Chase Funding, Inc., 0.23%, due 12/01/09	1,100,000	1,099,571
Societe Generale North America, Inc., 0.1%, due 10/01/09	1,069,000	1,069,000
Toronto Dominion HDG USA, 0.4%, due 3/15/10	710,000	708,698
Toronto Dominion HDG USA, 0.6%, due 4/09/10	400,000	398,733

		$7,276,892

Other Banks & Diversified Financials - 12.5%
Bank Of Nova Scotia, 0.28%, due 10/05/09	$1,122,000	$1,121,965
HSBC USA, Inc., 0.23%, due 12/09/09	1,118,000	1,117,507
Rabobank USA Financial Corp., 0.4%, due 1/15/10	1,127,000	1,125,673
UBS Finance Delaware LLC, 0.03%, due 10/07/09	1,069,000	1,068,995

		$4,434,140

Personal Computers & Peripherals - 3.0%
Hewlett Packard Co., 0.14%, due 10/07/09 (t)	$1,071,000	$1,070,975

Pharmaceuticals - 3.1%
Pfizer, Inc., 0.13%, due 10/27/09 (t)	$1,117,000	$1,116,895

Retailers - 3.2%
Wal-Mart Stores Inc., 0.14%, due 10/19/09 (t)	$1,117,000	$1,116,922

Total Commercial Paper, at Amortized Cost and Value		$18,444,694

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) - 11.7%
Fannie Mae, 0.58%, due 10/13/09	$2,000,000	$1,999,613
Farmer Mac, 0.01%, due 10/01/09	1,276,000	1,276,000
Farmer Mac, 0.01%, due 10/05/09	900,000	899,999

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$4,175,612

REPURCHASE AGREEMENTS - 24.6%
Bank of America Corp., 0.03%, dated 9/30/09, due 10/01/09, total to be received $3,563,003 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $3,634,361 in a jointly traded account)	$3,563,000	$3,563,000
Goldman Sachs, 0.04%, dated 9/30/09, due 10/01/09, total to be received $3,563,004 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $3,634,260 in a jointly traded account)	3,563,000	3,563,000
Morgan Stanley, 0.01%, dated 9/30/09, due 10/01/09, total to be received $1,605,000.45 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $1,641,133 in a jointly traded account)	1,605,000	1,605,000

Total Repurchase Agreements, at Cost and Value		$8,731,000

Total Investments, at Amortized Cost and Value		$35,651,306

OTHER ASSETS, LESS LIABILITIES - (0.3)%		(97,655)

NET ASSETS - 100.0%		$35,553,651

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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Money Market Variable Account

Supplemental Information (Unaudited) 9/30/09

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of September 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$35,651,306	$—	$35,651,306

For further information regarding security characteristics, see the Portfolio of Investments.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MONEY MARKET VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: November 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: November 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 16, 2009

*	Print name and title of each signing officer under his or her signature.